MAXIM SERIES FUND, INC.

                         Maxim Index European Portfolio

                                  Annual Report

                                December 31, 2002










This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                         Maxim Index European Portfolio

The large-cap portion of the FTSE World European Index had a total return of -19.25% for the year ended December 31, 2002. The seesaw performance that characterized the U.S. markets during 2002 was echoed throughout European markets. During the first few months of the year, markets appeared to be responding to the interest rate cuts enacted by central banks during 2001. Although technology stocks continued to flounder, old-economy sectors like automobiles and financials rebounded. By April, however, continued global political tension, uneasiness about accounting scandals in the U.S. and abroad, and poor corporate earnings reports hampered global economic recovery and weighed on market performance. Markets marched steadily downward through much of the year, led by technology and telecommunications stocks. During the final months of the year, however, European markets reversed course, mitigating some of the losses for the year.

                              Line Graph Comparison

           Maxim Index           F-T S&P
            European            Large-Cap

            Portfolio        European Index

            10,000.00           10,000.00
 1999       11,844.00           11,922.00
 2000       10,446.41           10,794.18
 2001       8,155.51            8,553.31
 2002       6,473.84            6,963.25

$6,473.84   Maxim Index European

$6,963.25   F-T S&P Large-Cap European Index

As of 12/31/02

Maxim Index European Portfolio
Total Return -

One Year: -20.62%
Since Inception: -11.68%

Portfolio Inception: 7/26/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index European Portfolio, made at its inception, with the performance of the F-T S&P Large-Cap European Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index European Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index European Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           INDEX
                                                                                          EUROPEAN
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $     24,000,344
     Cash denominated in foreign currencies  (2)                                              229,721
     Dividends and interest receivable                                                        170,716
     Subscriptions receivable                                                                 176,694
     Variation margin on futures contracts                                                    243,254
                                                                                       ---------------
                                                                                       ---------------

     Total assets                                                                          24,820,729
                                                                                       ---------------
                                                                                       ---------------

LIABILITIES:

     Due to investment adviser                                                                 18,676
     Redemptions payable                                                                        6,387
     Payable to custodian                                                                      24,465
                                                                                       ---------------
                                                                                       ---------------

     Total liabilities                                                                         49,528
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $     24,771,201
                                                                                       ===============
                                                                                       ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $        408,557
     Additional paid-in capital                                                            72,184,139
     Net unrealized depreciation on investments, translation of assets
      and liabilities denominated in foreign currencies and futures contracts              (5,654,800)
     Accumulated net realized loss on investments and futures contracts                   (42,166,695)

                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $     24,771,201
                                                                                       ===============
                                                                                       ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $           6.06
                                                                                       ===============
                                                                                       ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           100,000,000
     Outstanding                                                                            4,085,569

(1)  Cost of investments in securities:                                              $     29,548,249
(2)  Cost of cash denominated in foreign currencies:                                          224,240

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                        EUROPEAN
                                                                                        PORTFOLIO
                                                                                      --------------
                                                                                      --------------

INVESTMENT INCOME:
    Dividends                                                                       $     2,282,957
    Foreign withholding tax                                                                (270,167)
                                                                                      --------------
                                                                                      --------------

    Total income                                                                          2,012,790
                                                                                      --------------
                                                                                      --------------

EXPENSES:

    Audit fees                                                                               12,875
    Bank and custodial fees                                                                  22,308
    Investment administration                                                               118,310
    Management fees                                                                         724,142
    Other expenses                                                                           73,378
                                                                                      --------------
                                                                                      --------------

    Total expenses                                                                          951,013

    Less amount reimbursed by investment adviser                                             82,043
                                                                                      --------------
                                                                                      --------------

    Net expenses                                                                            868,970
                                                                                      --------------
                                                                                      --------------

NET INVESTMENT INCOME                                                                     1,143,820
                                                                                      --------------
                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                    (31,043,351)
    Net realized loss on futures contracts                                                 (698,841)
    Change in net unrealized depreciation on investments                                  1,400,665
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                                        10,254,581
    Change in net unrealized depreciation on futures contracts                             (176,198)
                                                                                      --------------
                                                                                      --------------

    Net realized and unrealized loss on investments, translation of assets and liabilities
    denominated in foreign currencies and futures contracts                             (20,263,144)
                                                                                      --------------
                                                                                      --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   (19,119,324)
                                                                                      ==============
                                                                                      ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                 INDEX EUROPEAN
                                                                                   PORTFOLIO
                                                                           ----------------------------
                                                                           ----------------------------
                                                                               2002           2001
                                                                           -------------  -------------
                                                                           -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                $    1,143,820 $      693,028
    Net realized loss on investments                                        (31,043,351)    (7,602,221)
    Net realized loss on futures contracts                                     (698,841)      (525,808)
    Change in net unrealized depreciation on investments                      1,400,665    (21,920,892)
    Change in net unrealized appreciation (depreciation) on translation of assets                    0
    and liabilities denominated in foreign currencies                        10,254,581     (1,206,266)
    Change in net unrealized appreciation (depreciation) on futures contracts  (176,198)        (2,198)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net decrease in net assets resulting from operations                    (19,119,324)   (30,564,357)
                                                                           -------------  -------------
                                                                           -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                               (1,159,864)    (1,206,987)
                                                                           -------------  -------------
                                                                           -------------  -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                        38,604,164     72,435,997
    Reinvestment of distributions                                             1,159,864      1,206,987
    Redemptions of shares                                                  (109,009,934)   (70,982,343)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net increase (decrease) in net assets resulting from share transactions (69,245,906)     2,660,641
                                                                           -------------  -------------
                                                                           -------------  -------------

    Total decrease in net assets                                            (89,525,094)   (29,110,703)

NET ASSETS:
    Beginning of period                                                     114,296,295    143,406,998
                                                                           -------------  -------------
                                                                           -------------  -------------

    End of period  (1)                                                   $   24,771,201 $  114,296,295
                                                                           =============  =============
                                                                           =============  =============

OTHER INFORMATION:

SHARES:

    Sold                                                                      5,524,501      8,332,285
    Issued in reinvestment of distributions                                     193,957        154,563
    Redeemed                                                                (15,926,944)    (8,042,862)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net increase (decrease)                                                 (10,208,486)       443,986
                                                                           =============  =============
                                                                           =============  =============

(1) Including overdistributed net investment income                      $              $

See notes to financial statements.


MAXIM SERIES FUND, INC.

INDEX EUROPEAN PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                      Year Ended December 31,          Period Ended
                                                                                       December 31,
                                                  ----------------------------------   --------------
                                                  ----------------------------------   ------------
                                                    2002        2001         2000        1999 +
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------
Net Asset Value, Beginning of Period            $      8.00 $     10.35  $    11.82  $       10.00

Income from Investment Operations


Net investment income                                  0.28        0.09        0.03
Net realized and unrealized gain (loss)               (1.94)      (2.35)      (1.43)          1.84
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Total Income (Loss) From Investment Operations        (1.66)      (2.26)      (1.40)          1.84
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Less Distributions

From net investment income                            (0.28)      (0.09)      (0.04)
From net realized gains                                                       (0.03)         (0.02)
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Total Distributions                                   (0.28)      (0.09)      (0.07)         (0.02)
                                                  ----------  ----------   ---------   ------------
                                                  ----------  ----------   ---------   ------------

Net Asset Value, End of Period                  $      6.06 $      8.00  $    10.35  $       11.82
                                                  ==========  ==========   =========   ============
                                                  ==========  ==========   =========   ============


Total Return                                        (20.62%)    (21.93%)    (11.80%)        18.44% o

Net Assets, End of Period ($000)                $    24,771 $   114,296  $  143,407  $     147,310

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                            1.32%       1.27%       1.39%          1.39% *
    - After Reimbursement #                           1.20%       1.20%       1.20%          1.20% *

Ratio of Net Investment Income (Loss) to
    Average Net Assets:

    - Before Reimbursement                            1.46%       0.51%       0.19%         (0.31%)*
    - After Reimbursement #                           1.58%       0.58%       0.38%         (0.12%)*

Portfolio Turnover Rate                              13.79%      52.34%      62.87%         19.79% o


+ The portfolio commenced operations on July 26, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized

# Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interest in the Index European Portfolio (the Portfolio) is included herein and is represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the FTSE World European Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,774,379 and $78,414,382, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $32,791,714. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $388,421 and gross depreciation of securities in which there was an excess of tax cost over value of $9,179,791, resulting in net depreciation of $8,791,370.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 4 open FTSE 100 and 17 open DJ EURO 50 long futures contracts. The contracts expire in March 2003 and the Portfolio has recorded unrealized depreciation of $767 and $111,609, respectively, for a total unrealized depreciation of $112,376.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were from ordinary income in the amount of $1,159,864 and $1,206,987 respectively.

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments, translation of assets and liabilities

          denominated in foreign currencies and futures contracts                 (8,791,370)
      Undistributed net investment income                                                   0
      Accumulated net realized loss on investments and futures contracts          (42,166,695)
                                                                                  ------------
                                                                                  ------------
                                                                                  (50,958,065)
                                                                                  ============

      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $951,555, $5,292,931 and $31,361,295, which expire in the years 2008, 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $1,429,825.

7. TAX INFORMATION (unaudited)

      The Portfolio intends to pass through foreign tax credits of $270,167 and has derived gross income from sources within foreign countries amounting to $2,017,054.

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA

BUILDING MATERIALS
        321 Wienerberger Baustoffindustrie                                 5,710
                                                                          $5,710

ELECTRIC COMPANIES
         96 EVN AG                                                         4,130
         16 Oest Elektrizatswirts Class A                                  1,362
                                                                          $5,492

FOREIGN BANKS
        325 Erste Bank der Oesterreichischen Sparkassen  AG               21,879
                                                                         $21,879

GOLD, METALS & MINING
        234 Voest-Alpine Stahl AG                                          5,685
                                                                          $5,685

INSURANCE RELATED
        584 UNIQA Versicherungen AG                                        4,897
                                                                          $4,897

OIL & GAS

        128 OMV AG                                                        12,570
                                                                         $12,570

REAL ESTATE
      1,006 Immofinanz Immobilien Anlagen AG*                              6,176
                                                                          $6,176

TELEPHONE & TELECOMMUNICATIONS
      1,408 Telekom Austria AG*                                           14,258
                                                                         $14,258

TOTAL AUSTRIA              --- 0.32%                                     $76,667

BELGIUM
CHEMICALS

        300 Solvay SA                                                     20,684
                                                                         $20,684

ELECTRIC COMPANIES
        299 Electrabel SA                                                 72,638
                                                                         $72,638

FOOD & BEVERAGES
      1,337 Interbrew                                                     31,569
                                                                         $31,569

FOREIGN BANKS
      6,405 Dexia                                                         79,514
      4,733 Fortis                                                        83,442
        667 KBC Bancassurance Holding NV                                  21,271
                                                                        $184,227

INVESTMENT BANK/BROKERAGE FIRM
        527 Almanij NV                                                    17,979
                                                                         $17,979

OIL & GAS

        498 Groupe Bruxelles Lambert                                      20,387
                                                                         $20,387

TOTAL BELGIUM              --- 1.45%                                    $347,484

DENMARK

FOOD & BEVERAGES
        452 Danisco A/S*                                                  15,357
                                                                         $15,357

FOREIGN BANKS
      5,370 Danske Bank A/S                                               88,762
                                                                         $88,762

PHARMACEUTICALS

        487 H Lundbeck A/S                                                12,935
      1,642 Novo Nordisk A/S                                              47,439
                                                                         $60,374

SPECIALIZED SERVICES
        500 Group 4 Falck A/S*                                            10,560
                                                                         $10,560

TELEPHONE & TELECOMMUNICATIONS
      1,300 Tele Danmark A/S                                              31,589
                                                                         $31,589

TRANSPORTATION

          1 A/S Dampskibsselskabet Svendborg Class B                      10,172
          2 D/S 1912                                                      14,043
                                                                         $24,215

TOTAL DENMARK              --- 0.96%                                    $230,857

FINLAND

PAPER & FOREST PRODUCTS
      5,690 Stora Enso OYJ Class R                                        60,009
                                                                         $60,009

TELEPHONE & TELECOMMUNICATIONS
     35,182 Nokia OYJ (1)                                                559,338
                                                                        $559,338

TOTAL FINLAND              --- 2.58%                                    $619,347

FRANCE
CHEMICALS

        738 Air Liquide*                                                  97,349
                                                                         $97,349

COSMETICS & PERSONAL CARE
      2,502 L'Oreal SA                                                   190,487
                                                                        $190,487

ELECTRIC COMPANIES
      8,107 Vivendi Universal SA                                         130,930
                                                                        $130,930

ELECTRONICS - SEMICONDUCTOR
      4,963 STMicroelectronics NV                                         97,289
                                                                         $97,289

FOOD & BEVERAGES
      1,022 Groupe Danone                                                137,493
      2,704 LVMH (Louis Vuitton Moet Hennessy)                           111,091
                                                                        $248,584

FOREIGN BANKS
      6,565 BNP Paribas SA                                               267,512
      2,185 Credit Agricole SA                                            32,972
      1,923 Credit Lyonnais SA*                                          107,559
      3,124 Societe Generale                                             181,947
                                                                        $589,990

INSURANCE RELATED
     12,815 AXA                                                          172,001
                                                                        $172,001

MACHINERY

      1,102 Renault SA*                                                   51,785
                                                                         $51,785

OIL & GAS

      5,090 Total Fina Elf (1)                                           726,971
                                                                        $726,971

PHARMACEUTICALS

      5,921 Aventis SA                                                   321,859
      2,721 Sanofi-Synthelabo SA                                         166,328
                                                                        $488,187

RETAIL

      5,292 Carrefour SA                                                 235,632
                                                                        $235,632

TELEPHONE & TELECOMMUNICATIONS
      2,810 France Telecom SA                                             49,186
      5,329 Orange SA*                                                    36,853
                                                                         $86,039

WATER

      7,636 Suez SA                                                      132,539
                                                                        $132,539

TOTAL FRANCE               --- 13.53%                                 $3,247,783

GERMANY
AUTOMOBILES

      2,275 Bayerische Motoren Werke AG                                   69,043
      7,427 DaimlerChrysler AG (registered)                              228,751
      2,344 Volkswagen AG                                                 85,453
                                                                        $383,247

CHEMICALS

      4,309 BASF AG                                                      163,149
      5,378 Bayer AG                                                     115,413
                                                                        $278,562

COMPUTER SOFTWARE & SERVICES
      1,750 SAP AG                                                       138,689
                                                                        $138,689

ELECTRIC COMPANIES
      2,914 RWE AG                                                        75,531
                                                                         $75,531

FOREIGN BANKS
      4,614 Deutsche Bank AG (registered)                                212,561
                                                                        $212,561

INSURANCE RELATED
      1,483 Allianz AG                                                   141,075
        987 Muenchener Rueckver AG (registered)                          118,076
                                                                        $259,151

MANUFACTURING

      6,640 Siemans AG                                                   282,205
                                                                        $282,205

MISCELLANEOUS

      5,120 Veba AG                                                      206,589
                                                                        $206,589

TELEPHONE & TELECOMMUNICATIONS
     23,328 Deutsche Telekom AG (registered)                             299,885
                                                                        $299,885

TOTAL GERMANY              --- 8.90%                                  $2,136,420

GREECE

BUILDING MATERIALS
        280 Titan Cement Co SA                                            10,713
                                                                         $10,713

ELECTRIC COMPANIES
        420 Public Power Corp                                              5,818
                                                                          $5,818

FOOD & BEVERAGES
        870 Coca Cola Hellenic Bottling Co SA                             12,088
                                                                         $12,088

FOREIGN BANKS
        256 Agricultural Bank of Greece*                                   1,639
      1,287 Alpha Bank SA                                                 15,532
      1,583 Bank of Piraeus                                               10,000
        600 Commercial Bank of Greece                                      9,130
      1,693 EFG Eurobank                                                  19,898
      1,216 National Bank of Greece SA                                    17,227
                                                                         $73,426

MISCELLANEOUS

        660 Greek Organization of Football Prognostics*                    6,995
      1,263 Viohalco                                                       5,010
                                                                         $12,005

OIL & GAS

        878 Hellenic Petroleum SA                                          5,104
         61 Motor Oil (Hellas) Corinth Refineries SA                         442
                                                                          $5,546

TELEPHONE & TELECOMMUNICATIONS
        550 Cosmote SA                                                     5,414
      2,943 Hellenic Telecommunications Organization SA                   32,428
        750 Intracom SA                                                    3,353
      2,053 Panafon Hellenic Telecom SA                                   11,892
                                                                         $53,087

TOTAL GREECE               --- 0.72%                                    $172,683

IRELAND
AIRLINES

        550 Ryanair Holdings PLC sponsored ADR*                           21,538
                                                                         $21,538

ENGINEERING & CONSTRUCTION
      4,125 CRH PLC                                                       50,863
                                                                         $50,863

FINANCIAL SERVICES
      7,368 Bank of Ireland                                               75,619
                                                                         $75,619

FOREIGN BANKS
      6,567 Allied Irish Banks PLC                                        88,624
                                                                         $88,624

TOTAL IRELAND              --- 0.99%                                    $236,644

ITALY
BROADCAST/MEDIA

      4,601 Mediaset SpA                                                  35,053
                                                                         $35,053

ELECTRIC COMPANIES
     17,771 Enel SpA                                                      92,498
                                                                         $92,498

FOREIGN BANKS
     32,099 Banca Intesa SpA                                              67,706
      8,382 Istituto Bancario San Paolo di Tornio                         54,536
     34,479 UnCredito Italiano SpA                                       137,854
                                                                        $260,096

INSURANCE RELATED
      9,424 Assicurazioni Generali SpA                                   193,835
      2,753 Riunione Adriatica di Sicurta SpA                             33,512
                                                                        $227,347

OIL & GAS

     22,242 Eni SpA                                                      353,612
                                                                        $353,612

PRINTING & PUBLISHING
     43,272 Seat Pagine Gialle SpA*                                       29,471
                                                                         $29,471

TELEPHONE & TELECOMMUNICATIONS
     45,808 Olivetti SpA*                                                 46,725
     33,094 Telecom Italia Mobile SpA                                    151,070
     20,630 Telecom Italia SpA                                           156,523
      8,275 Telecom Italia SpA RNC                                        41,769
                                                                        $396,087

TRANSPORTATION

      6,816 Autostrade SpA                                                67,808
                                                                         $67,808

TOTAL ITALY                --- 6.09%                                  $1,461,972

NETHERLANDS

ELECTRONIC INSTRUMENT & EQUIP
      9,726 Koninklijke Philips Electronics NV                           170,448
                                                                        $170,448

FOOD & BEVERAGES
      1,538 Heineken NV*                                                  60,040
      4,232 Unilever NV                                                  260,024
                                                                        $320,064

FOREIGN BANKS
     11,395 ABN AMRO Holding NV                                          186,304
                                                                        $186,304

INSURANCE RELATED
     10,493 Aegon NV                                                     134,999
     14,474 ING Groep NV                                                 245,151
                                                                        $380,150

OIL & GAS

     15,601 Royal Dutch Petroleum Co (1)                                 686,792
                                                                        $686,792

RETAIL

      6,734 Koninklijke Ahold NV                                          85,507
                                                                         $85,507

TOTAL NETHERLANDS          --- 7.62%                                  $1,829,265

NORWAY

FOOD & BEVERAGES
      1,642 Orkla ASA                                                     27,968
                                                                         $27,968

FOREIGN BANKS
      3,492 DNB Holding ASA                                               16,432
                                                                         $16,432

MANUFACTURING

      1,571 Norsk Hydro ASA                                               70,411
                                                                         $70,411

OIL & GAS

      3,210 Statoil ASA                                                   27,106
                                                                         $27,106

TELEPHONE & TELECOMMUNICATIONS
      3,518 Telenor A/S                                                   13,457
                                                                         $13,457

TOTAL NORWAY               --- 0.65%                                    $155,374

PORTUGAL

ELECTRIC COMPANIES
     17,100 Electricidade de Portugal SA                                  28,532
                                                                         $28,532

ENGINEERING & CONSTRUCTION
      2,719 Brisa Auto-Estradas-Priv                                      15,066
                                                                         $15,066

FOREIGN BANKS
     13,201 Banco Comercial Portugues SA                                  31,585
        762 Banco Espirito Santo SA  Bonus Rights                          9,996
                                                                         $41,581

TELEPHONE & TELECOMMUNICATIONS
      9,688 Portugal Telecom SGPS SA                                      66,591
                                                                         $66,591

TOTAL PORTUGAL             --- 0.63%                                    $151,770

SPAIN

ELECTRIC COMPANIES
      7,763 Endesa SA                                                     90,833
      6,615 Iberdrola SA                                                  92,673
                                                                        $183,506

FOREIGN BANKS
     23,649 Banco Bilbao Vizcaya Argentaria SA                           226,333
      1,582 Banco Popular Espanol SA                                      64,696
     34,482 Banco Santander Central Hispano                              236,653
                                                                        $527,682

OIL & GAS

      8,981 Repsol YPF SA                                                118,751
                                                                        $118,751

TELEPHONE & TELECOMMUNICATIONS
     36,032 Telefonica SA*                                               322,536
                                                                        $322,536

TEXTILES

      1,909 Industria de Diseno Textil SA (Inditex)*                      45,094
                                                                         $45,094

TOTAL SPAIN                --- 4.99%                                  $1,197,569

SWEDEN

COMMUNICATIONS - EQUIPMENT
    112,434 Ericsson LM Class B*                                          78,713
                                                                         $78,713

FOREIGN BANKS
      3,091 ForeningsSparbanken AB                                        36,539
     21,909 Nordea AB                                                     96,554
      5,282 Skandinaviska Enskilda Banken                                 43,949
      5,093 Svenska Handelsbanken AB Class A                              67,803
                                                                        $244,845

HEAVY TRUCKS & PARTS
        956 Volvo AB Class A                                              14,922
      2,378 Volvo AB Class B                                              38,754
                                                                         $53,676

HOUSEHOLD GOODS
      2,581 Electrolux AB Series B                                        40,729
                                                                         $40,729

INVESTMENT BANK/BROKERAGE FIRM
      2,815 Investor AB Class A                                           16,961
      3,313 Investor AB Class B                                           19,772
                                                                         $36,733

MANUFACTURING

      2,032 Sandvik AB                                                    45,359
                                                                         $45,359

PAPER & FOREST PRODUCTS
      1,476 Svenska Cellulosa AB*                                         49,802
                                                                         $49,802

RETAIL

      4,013 Hennes & Mauritz AB Class B                                   77,374
                                                                         $77,374

SPECIALIZED SERVICES
      2,721 Securitas AB                                                  32,477
                                                                         $32,477

TELEPHONE & TELECOMMUNICATIONS
      8,879 TeliaSonera AB                                                33,424
                                                                         $33,424

TOTAL SWEDEN               --- 2.89%                                    $693,132

SWITZERLAND

FOOD & BEVERAGES
      2,927 Nestle SA (1)                                                620,244
                                                                        $620,244

FOREIGN BANKS
      8,856 Credit Suisse Group                                          192,146
      9,503 UBS AG                                                       461,851
                                                                        $653,997

INSURANCE RELATED
      2,335 Swiss Re                                                     153,167
                                                                        $153,167

PHARMACEUTICALS

     21,436 Novartis AG (1)                                              782,126
      5,210 Roche Holding AG                                             363,046
        585 Roche Holding AG Bearer                                       74,040
                                                                      $1,219,212

TOTAL SWITZERLAND          --- 11.03%                                 $2,646,620

UNITED KINGDOM
AEROSPACE & DEFENSE
     23,974 BAE Systems PLC                                               47,762
                                                                         $47,762

BROADCAST/MEDIA

     10,810 British Sky Broadcasting Group PLC*                          111,205
                                                                        $111,205

ELECTRIC COMPANIES
     23,006 National Grid Group PLC                                      169,076
                                                                        $169,076

FINANCIAL SERVICES
     10,825 Anglo American PLC                                           160,853
                                                                        $160,853

FOOD & BEVERAGES
     15,303 Cadbury Schweppes PLC                                         95,466
     23,556 Diageo PLC                                                   256,169
     21,664 Unilever PLC                                                 206,122
                                                                        $557,757

FOREIGN BANKS
     10,689 Abbey National PLC                                            88,967
     49,326 Barclays PLC                                                 304,537
     28,109 HBOS PLC                                                     295,047
     70,187 HSBC Holdings PLC (1)                                        775,704
     41,410 Lloyds TSB Group PLC                                         296,997
     21,489 Royal Bank of Scotland Group PLC                             514,084
      8,556 Standard Chartered PLC                                        97,247
                                                                      $2,372,583

GOLD, METALS & MINING
      7,921 Rio Tinto PLC                                                157,998
                                                                        $157,998

HOUSEHOLD GOODS
      4,654 Reckitt Benckiser PLC*                                        90,060
                                                                         $90,060

INSURANCE RELATED
     16,737 CGNU PLC                                                     119,770
     14,735 Prudential PLC                                               103,902
                                                                        $223,672

MANUFACTURING

     18,111 Billiton PLC                                                  96,801
                                                                         $96,801

OIL & GAS

    166,314 BP Amoco PLC (1)                                           1,144,626
     72,435 Shell Transport & Trading Co PLC                             476,656
                                                                      $1,621,282

PHARMACEUTICALS

     12,876 AstraZeneca Group PLC                                        458,734
     44,874 Glaxosmithkline PLC (1)                                      861,132
                                                                      $1,319,866

RETAIL

     17,070 Marks & Spencer PLC                                           86,428
     52,118 Tesco PLC                                                    162,356
                                                                        $248,784

SPECIALIZED SERVICES
     16,481 Compass Group PLC                                             87,293
                                                                         $87,293

TELEPHONE & TELECOMMUNICATIONS
     64,089 BT Group PLC                                                 201,195
    504,565 Vodafone AirTouch PLC (1)                                    921,960
                                                                      $1,123,155

TOBACCO

     12,021 British American Tobacco PLC                                 120,083
      5,345 Imperial Tobacco Group PLC*                                   90,524
                                                                        $210,607

UTILITIES

     25,913 BG Group PLC                                                 111,385
     31,418 Centrica PLC                                                  86,618
                                                                        $198,003

TOTAL UNITED KINGDOM       --- 36.65%                                 $8,796,757

TOTAL COMMON STOCK --- 100.00%                                       $24,000,344
(Cost $29,548,249)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100%                              $24,000,344
(Cost $29,548,249)


Legend

(1)  Collateral for Futures
*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Index European Portfolio were:

PROPOSALS #2, 3, 4, 5a, 5b, 5c, 5d, 5e, 5f, 5g, 5h, 6a, 6c, 6d, 6e

            For:       14,196,442.86
            Against:   - 0 -
            Abstain*:  - 0 -

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.